UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Report to Stockholders.

(a)

Osterweis Fund
OSTFX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Osterweis Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Osterweis Fund	$49	0.91%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$153,828,385
Number of Holdings	36
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of net assets)
Alphabet, Inc. - Class C	7.8%
Microsoft Corp.	7.1%
Amazon.com, Inc.	5.6%
Broadcom, Inc.	5.2%
Visa, Inc. - Class A	3.7%
Danaher Corp.	3.6%
AutoZone, Inc.	3.6%
JPMorgan Chase & Co.	3.4%
Airbus SE - ADR	3.0%
Brown & Brown, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.osterweis.com/regulatory-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Osterweis Funds documents not be householded, please contact the Osterweis Funds at  1-866-236-0050, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Osterweis Funds or your financial intermediary.
Osterweis Fund	PAGE 1	TSR-SAR-742935406

Osterweis Growth & Income Fund
OSTVX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Osterweis Growth & Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Osterweis Growth & Income Fund	$48	0.92%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$185,144,515
Number of Holdings	163
Portfolio Turnover	28%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of net assets)
Alphabet, Inc. - Class C	4.7%
Microsoft Corp.	4.2%
Broadcom, Inc.	3.5%
Amazon.com, Inc.	3.4%
Federated Hermes US Treasury Cash Reserves - Class Institutional	3.0%
Visa, Inc. - Class A	2.4%
Danaher Corp.	2.3%
AutoZone, Inc.	2.3%
JPMorgan Chase & Co.	2.2%
American Water Works Co., Inc.	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.osterweis.com/regulatory-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Osterweis Funds documents not be householded, please contact the Osterweis Funds at  1-866-236-0050, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Osterweis Funds or your financial intermediary.
Osterweis Growth & Income Fund	PAGE 1	TSR-SAR-74316J771

Osterweis Opportunity Fund
OSTGX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Osterweis Opportunity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Osterweis Opportunity Fund	$59	1.10%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$305,984,930
Number of Holdings	42
Portfolio Turnover	80%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of net assets)
Federated Hermes US Treasury Cash Reserves - Class Institutional	10.8%
FirstService Corp.	4.7%
SiTime Corp.	4.7%
Rambus, Inc.	4.3%
Guidewire Software, Inc.	4.0%
Guardant Health, Inc.	3.6%
Axos Financial, Inc.	3.2%
Casella Waste Systems, Inc. - Class A	3.2%
Glaukos Corp.	3.1%
SPX Technologies, Inc.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.osterweis.com/regulatory-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Osterweis Funds documents not be householded, please contact the Osterweis Funds at  1-866-236-0050, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Osterweis Funds or your financial intermediary.
Osterweis Opportunity Fund	PAGE 1	TSR-SAR-74316P744

Osterweis Strategic Income Fund
OSTIX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Osterweis Strategic Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Osterweis Strategic Income Fund	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$5,856,763,343
Number of Holdings	168
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of net assets)
MSILF Treasury Securities Portfolio - Class Institutional	2.8%
Federated Hermes US Treasury Cash Reserves - Class Institutional	2.8%
Unisys Corp.	1.4%
Vistra Operations Co. LLC	1.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.	1.2%
GGAM Finance Ltd.	1.2%
Airbnb, Inc.	1.2%
United Natural Foods, Inc.	1.2%
Cable One, Inc.	1.2%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.osterweis.com/regulatory-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Osterweis Funds documents not be householded, please contact the Osterweis Funds at  1-866-236-0050, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Osterweis Funds or your financial intermediary.
Osterweis Strategic Income Fund	PAGE 1	TSR-SAR-742935489

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Osterweis Fund (OSTFX)
Osterweis Growth & Income Fund (OSTVX)
Osterweis Opportunity Fund (OSTGX)
Osterweis Strategic Income Fund (OSTIX)
Semi-Annual Financial Statements & Additional Information
September 30, 2025 (Unaudited)

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Aerospace & Defense - 7.5%
Airbus SE - ADR	79,115	$4,606,075
Boeing Co.(a)	13,550	2,924,497
L3Harris Technologies, Inc.	12,989	3,966,970
		11,497,542
Banks - 3.4%
JPMorgan Chase & Co.	16,400	5,173,052
Broadline Retail - 5.6%
Amazon.com, Inc.(a)	39,342	8,638,323
Capital Markets - 1.5%
Intercontinental Exchange, Inc.	13,850	2,333,448
Chemicals - 2.9%
Air Products and Chemicals, Inc.	9,721	2,651,111
Linde PLC	3,729	1,771,275
		4,422,386
Commercial Services & Supplies - 2.7%
Waste Connections, Inc.	23,560	4,141,848
Electrical Equipment - 2.0%
AMETEK, Inc.	16,195	3,044,660
Electronic Equipment, Instruments & Components - 2.5%
Keysight Technologies, Inc.(a)	21,810	3,815,005
Financial Services - 5.0%
Corpay, Inc.(a)	6,475	1,865,189
Visa, Inc. - Class A	16,840	5,748,839
		7,614,028
Ground Transportation - 1.7%
Canadian Pacific Kansas City Ltd.	35,935	2,676,798
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp.(a)	42,745	4,173,194
Health Care Providers & Services - 1.6%
Labcorp Holdings, Inc.	8,600	2,468,716
Insurance - 5.4%
Brown & Brown, Inc.	48,620	4,560,070
Progressive Corp.	15,427	3,809,698
		8,369,768
Interactive Media & Services - 7.8%
Alphabet, Inc. - Class C	49,139	11,967,803
Life Sciences Tools & Services - 3.6%
Danaher Corp.	28,193	5,589,544
Machinery - 1.4%
Deere & Co.	4,591	2,099,281

	Shares	Value
Pharmaceuticals - 2.1%
Eli Lilly & Co.	4,155	$3,170,265
Semiconductors & Semiconductor Equipment - 12.4%
Analog Devices, Inc.	17,128	4,208,350
Applied Materials, Inc.	20,795	4,257,568
Broadcom, Inc.	24,206	7,985,802
NVIDIA Corp.	13,995	2,611,187
		19,062,907
Software - 12.6%
Intuit, Inc.	4,986	3,404,989
Microsoft Corp.	21,200	10,980,540
Salesforce, Inc.	11,186	2,651,082
Synopsys, Inc.(a)	4,878	2,406,757
		19,443,368
Specialty Retail - 3.6%
AutoZone, Inc.(a)	1,301	5,581,602
Trading Companies & Distributors - 2.1%
Ferguson Enterprises, Inc.	14,521	3,261,126
Water Utilities - 2.8%
American Water Works Co., Inc.	30,905	4,301,667
TOTAL COMMON STOCKS (Cost $85,250,985)		142,846,331
REAL ESTATE INVESTMENT TRUSTS - 4.4%
Industrial REITs - 2.4%
Terreno Realty Corp.	65,730	3,730,177
Specialized REITs - 2.0%
Lamar Advertising Co. - Class A	25,240	3,089,881
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,999,022)		6,820,058
SHORT-TERM INVESTMENTS
Money Market Funds - 2.7%
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.99%(b)	4,180,556	4,180,556
TOTAL SHORT-TERM INVESTMENTS (Cost $4,180,556)		4,180,556
TOTAL INVESTMENTS - 100.0% (Cost $95,430,563)		$153,846,945
Liabilities in Excess of Other Assets - (0.0)%(c)		(18,560)
TOTAL NET ASSETS - 100.0%		$153,828,385

The accompanying notes are an integral part of these financial statements.

1

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

OSTERWEIS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 58.9%
Aerospace & Defense - 4.4%
Airbus SE - ADR	64,305	$3,743,837
Boeing Co.(a)	7,475	1,613,329
L3Harris Technologies, Inc.	9,408	2,873,298
		8,230,464
Banks - 2.2%
JPMorgan Chase & Co.	12,790	4,034,350
Broadline Retail - 3.4%
Amazon.com, Inc.(a)	28,967	6,360,284
Capital Markets - 0.9%
Intercontinental Exchange, Inc.	9,945	1,675,533
Chemicals - 3.1%
Air Products and Chemicals, Inc.	13,035	3,554,905
Linde PLC	4,460	2,118,500
		5,673,405
Commercial Services & Supplies - 1.8%
Waste Connections, Inc.	19,050	3,348,990
Consumer Staples Distribution & Retail - 0.0%(b)
Southeastern Grocers, Inc.(a)(c)	7,928	318
Tops Holding, Litigation Trust Proceeds(a)(c)	2,292,000	1,721
		2,039
Electrical Equipment - 1.3%
AMETEK, Inc.	13,120	2,466,560
Electronic Equipment, Instruments & Components - 0.9%
Keysight Technologies, Inc.(a)	9,395	1,643,373
Financial Services - 2.4%
Visa, Inc. - Class A	13,170	4,495,975
Ground Transportation - 1.2%
Canadian Pacific Kansas City Ltd.	29,485	2,196,338
Health Care Providers & Services - 1.1%
Labcorp Holdings, Inc.	6,975	2,002,243
Insurance - 3.1%
Brown & Brown, Inc.	29,525	2,769,150
Progressive Corp.	11,858	2,928,333
		5,697,483
Interactive Media & Services - 4.7%
Alphabet, Inc. - Class C	35,594	8,668,919
Life Sciences Tools & Services - 2.3%
Danaher Corp.	21,807	4,323,456

	Shares	Value
Machinery - 0.9%
Deere & Co.	3,730	$1,705,580
Metals & Mining - 0.3%
Real Alloy Equity(a)(c)	9	582,172
Pharmaceuticals - 2.9%
Eli Lilly & Co.	2,984	2,276,792
Novartis AG - ADR	24,480	3,139,315
		5,416,107
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices, Inc.	13,773	3,384,026
Applied Materials, Inc.	17,390	3,560,428
Broadcom, Inc.	19,635	6,477,783
NVIDIA Corp.	11,700	2,182,986
		15,605,223
Software - 7.8%
Intuit, Inc.	3,799	2,594,375
Microsoft Corp.	14,875	7,704,506
Salesforce, Inc.	8,816	2,089,392
Synopsys, Inc.(a)	4,068	2,007,111
		14,395,384
Specialty Retail - 2.3%
AutoZone, Inc.(a)	979	4,200,145
Trading Companies & Distributors - 1.3%
Ferguson Enterprises, Inc.	10,415	2,339,001
Water Utilities - 2.2%
American Water Works Co., Inc.	28,680	3,991,969
TOTAL COMMON STOCKS (Cost $66,934,445)		109,054,993
	Par
CORPORATE BONDS - 29.8%
Aerospace & Defense - 0.3%
Rolls-Royce PLC, 3.63%, 10/14/2025(d)	$572,000	571,757
Automobile Components - 1.7%
Adient Global Holdings Ltd.
7.00%, 04/15/2028(d)	350,000	359,278
7.50%, 02/15/2033(d)	400,000	414,150
American Axle & Manufacturing, Inc.
6.50%, 04/01/2027	750,000	750,894
7.75%, 10/15/2033(d)	500,000	504,024
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029	500,000	483,103
6.63%, 07/15/2030	500,000	507,424

The accompanying notes are an integral part of these financial statements.

3

OSTERWEIS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Automobile Components - (Continued)
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(d)	$140,000	$95,646
		3,114,519
Automobiles - 0.6%
Ford Motor Co., 9.63%, 04/22/2030	500,000	583,874
Ford Motor Credit Co. LLC, 6.95%, 03/06/2026	500,000	503,878
		1,087,752
Banks - 0.3%
Bancorp, Inc., 7.38%, 09/01/2030	500,000	522,241
Beverages - 0.2%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029(d)	300,000	291,977
Building Products - 0.5%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(d)	500,000	498,833
Griffon Corp., 5.75%, 03/01/2028	500,000	500,380
		999,213
Capital Markets - 0.3%
Morgan Stanley, 5.00%, 11/24/2025	500,000	500,386
Chemicals - 0.6%
Consolidated Energy Finance SA
6.50%, 05/15/2026(d)	100,000	97,409
5.63%, 10/15/2028(d)	400,000	335,197
12.00%, 02/15/2031(d)	250,000	229,638
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029(d)	500,000	495,389
		1,157,633
Commercial Services & Supplies - 0.8%
Deluxe Corp., 8.13%, 09/15/2029(d)	750,000	784,466
Pitney Bowes, Inc., 7.25%, 03/15/2029(d)	725,000	737,179
		1,521,645
Computers & Peripherals - 0.9%
CPI CG, Inc., 10.00%, 07/15/2029(d)	558,000	585,534
Western Digital Corp., 4.75%, 02/15/2026	106,000	106,061
Xerox Corp., 10.25%, 10/15/2030(d)	500,000	508,573
Xerox Holdings Corp.
5.50%, 08/15/2028(d)	250,000	147,504
8.88%, 11/30/2029(d)	500,000	272,626
		1,620,298
Construction & Engineering - 1.6%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(d)	750,000	736,918
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(d)	600,000	582,068

	Par	Value
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(d)	$500,000	$495,731
Tutor Perini Corp., 11.88%, 04/30/2029(d)	1,000,000	1,118,724
		2,933,441
Consumer Finance - 1.7%
Atlanticus Holdings Corp., 9.75%, 09/01/2030(d)	500,000	493,748
Enova International, Inc.
11.25%, 12/15/2028(d)	400,000	426,111
9.13%, 08/01/2029(d)	350,000	368,717
EZCORP, Inc., 7.38%, 04/01/2032(d)	500,000	533,994
FirstCash, Inc.
5.63%, 01/01/2030(d)	500,000	499,495
6.88%, 03/01/2032(d)	500,000	517,413
OneMain Finance Corp., 7.13%, 03/15/2026	242,000	244,339
		3,083,817
Consumer Staples Distribution & Retail - 1.7%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(d)	500,000	452,841
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(d)	750,000	790,044
Performance Food Group, Inc., 5.50%, 10/15/2027(d)	750,000	748,955
United Natural Foods, Inc., 6.75%, 10/15/2028(d)	625,000	626,223
US Foods, Inc., 4.75%, 02/15/2029(d)	470,000	463,496
		3,081,559
Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029(d)	200,000	189,639
Energy Equipment & Services - 0.3%
Tidewater, Inc., 9.13%, 07/15/2030(d)	500,000	537,206
Entertainment - 0.4%
Banijay Entertainment SAS, 8.13%, 05/01/2029(d)	750,000	779,587
Financial Services - 1.0%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(d)	250,000	250,654
HAS Capital Income Opportunity Fund II LLC, 8.00%, 08/31/2031(a)(c)(d)	642,000	417,232
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026(d)	250,000	250,000
United Wholesale Mortgage LLC
5.50%, 11/15/2025(d)	320,000	320,094
5.50%, 04/15/2029(d)	430,000	424,529
UWM Holdings LLC, 6.25%, 03/15/2031(d)	250,000	248,980
		1,911,489

The accompanying notes are an integral part of these financial statements.

4

OSTERWEIS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Food Products - 0.3%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029(d)	$494,000	$474,252
Ground Transportation - 0.3%
RXO, Inc., 7.50%, 11/15/2027(d)	500,000	508,808
Health Care Equipment & Supplies - 0.6%
Varex Imaging Corp., 7.88%, 10/15/2027(d)	1,100,000	1,123,448
Health Care Providers & Services - 0.7%
AMN Healthcare, Inc., 6.50%, 01/15/2031(d)	500,000	502,084
Owens & Minor, Inc., 4.50%, 03/31/2029(d)	1,000,000	804,489
		1,306,573
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp., 6.00%, 05/01/2029(d)	250,000	253,706
NCL Corp. Ltd., 5.88%, 02/15/2027(d)	750,000	752,482
Viking Cruises Ltd., 5.88%, 09/15/2027(d)	500,000	500,522
		1,506,710
Household Durables - 2.0%
Adams Homes, Inc., 9.25%, 10/15/2028(d)	750,000	785,156
Empire Communities Corp., 9.75%, 05/01/2029(d)	500,000	524,885
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(d)	500,000	512,776
Mattamy Group Corp., 5.25%, 12/15/2027(d)	500,000	497,204
New Home Co., Inc.
9.25%, 10/01/2029(d)	750,000	789,083
8.50%, 11/01/2030(d)	250,000	259,860
STL Holding Co. LLC, 8.75%, 02/15/2029(d)	250,000	262,854
		3,631,818
Industrial Conglomerates - 0.0%(b)
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	60,000	59,976
Industrial Power & Renewable Electricity Products - 0.3%
Vistra Operations Co. LLC, 5.05%, 12/30/2026(d)	500,000	503,214
IT Services - 0.6%
Unisys Corp., 10.63%, 01/15/2031(d)	1,000,000	1,066,301

	Par	Value
Machinery - 0.9%
Enpro, Inc., 6.13%, 06/01/2033(d)	$500,000	$512,272
Manitowoc Co., Inc., 9.25%, 10/01/2031(d)	500,000	526,285
Wabash National Corp., 4.50%, 10/15/2028(d)	750,000	696,091
		1,734,648
Media - 0.1%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(d)	287,000	286,909
Metals & Mining - 1.4%
Century Aluminum Co., 6.88%, 08/01/2032(d)	500,000	518,746
Champion Iron Canada, Inc., 7.88%, 07/15/2032(d)	250,000	261,552
Coeur Mining, Inc., 5.13%, 02/15/2029(d)	600,000	591,371
Hecla Mining Co., 7.25%, 02/15/2028	277,000	279,728
Perenti Finance Pty Ltd., 7.50%, 04/26/2029(d)	500,000	523,420
SunCoke Energy, Inc., 4.88%, 06/30/2029(d)	500,000	467,766
		2,642,583
Mortgage Real Estate Investment Trusts - REITS - 0.6%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(d)	500,000	527,923
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(d)	500,000	500,415
		1,028,338
Oil, Gas & Consumable Fuels - 1.3%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 04/15/2026(d)	176,000	177,431
9.75%, 07/15/2028(d)	250,000	248,714
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	450,000	453,542
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/2033(d)	800,000	820,606
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029(d)	750,000	769,635
		2,469,928
Passenger Airlines - 1.8%
Allegiant Travel Co., 7.25%, 08/15/2027(d)	1,000,000	1,012,918
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(d)	783,250	784,049
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031(d)	850,000	863,438

The accompanying notes are an integral part of these financial statements.

5

OSTERWEIS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Passenger Airlines - (Continued)
United Airlines, Inc., 4.38%, 04/15/2026(d)	$750,000	$748,421
		3,408,826
Personal Care Products - 0.3%
Coty, Inc., 5.00%, 04/15/2026(d)	500,000	499,151
Pharmaceuticals - 0.3%
Harrow, Inc., 8.63%, 09/15/2030(d)	500,000	520,313
Professional Services - 1.1%
CACI International, Inc., 6.38%, 06/15/2033(d)	500,000	516,629
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(d)	750,000	725,563
KBR, Inc., 4.75%, 09/30/2028(d)	750,000	742,399
		1,984,591
Software - 0.6%
Fair Isaac Corp., 5.25%, 05/15/2026(d)	500,000	500,539
NCR Voyix Corp., 5.00%, 10/01/2028(d)	175,000	173,006
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030(d)	500,000	467,889
		1,141,434
Specialty Retail - 1.0%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(d)	250,000	257,554
Ken Garff Automotive LLC, 4.88%, 09/15/2028(d)	500,000	489,993
Sonic Automotive, Inc., 4.63%, 11/15/2029(d)	500,000	485,425
Upbound Group, Inc., 6.38%, 02/15/2029(d)	600,000	592,955
		1,825,927
Textiles, Apparel & Luxury Goods - 0.4%
William Carter Co., 5.63%, 03/15/2027(d)	750,000	750,628
Trading Companies & Distributors - 1.2%
GGAM Finance Ltd., 7.75%, 05/15/2026(d)	500,000	502,485
Herc Holdings, Inc.
5.50%, 07/15/2027(d)	500,000	499,133
7.00%, 06/15/2030(d)	1,000,000	1,039,407
WESCO Distribution, Inc., 7.25%, 06/15/2028(d)	250,000	253,463
		2,294,488

	Par	Value
Transportation Infrastructure - 0.2%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028(d)	$400,000	$374,000
TOTAL CORPORATE BONDS (Cost $54,816,713)		55,047,023
	Shares
REAL ESTATE INVESTMENT TRUSTS - 3.3%
Industrial REITs - 1.6%
Terreno Realty Corp.	53,250	3,021,938
Specialized REITs - 1.7%
Lamar Advertising Co. - Class A	25,560	3,129,055
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,214,949)		6,150,993
	Par
CONVERTIBLE BONDS - 3.1%
Automobiles - 0.0%(b)
Ford Motor Co., 0.00%, 03/15/2026(e)	$100,000	101,600
Health Care Equipment & Supplies - 0.4%
Dexcom, Inc., 0.25%, 11/15/2025	500,000	496,625
Haemonetics Corp., 0.00%, 03/01/2026(e)	250,000	245,625
		742,250
Hotel & Resort REITs - 0.4%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	271,000	267,744
Summit Hotel Properties, Inc., 1.50%, 02/15/2026	500,000	492,250
		759,994
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc., 0.00%, 03/15/2026(e)	750,000	735,000
Interactive Media & Services - 0.1%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026(d)	250,000	243,427
Machinery - 0.1%
JBT Marel Corp., 0.25%, 05/15/2026	250,000	252,825
Media - 0.8%
Cable One, Inc., 0.00%, 03/15/2026(e)	1,000,000	976,505
Liberty Broadband Corp., 3.13%, 03/31/2053(d)	500,000	494,750
		1,471,255
Professional Services - 0.3%
Fiverr International Ltd., 0.00%, 11/01/2025(e)	500,000	500,100

The accompanying notes are an integral part of these financial statements.

6

OSTERWEIS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CONVERTIBLE BONDS - (Continued)
Semiconductors & Semiconductor Equipment - 0.3%
Enphase Energy, Inc., 0.00%, 03/01/2026(e)	$500,000	$488,774
Specialty Retail - 0.3%
Wayfair, Inc., 0.63%, 10/01/2025	500,000	499,650
TOTAL CONVERTIBLE BONDS (Cost $5,773,403)		5,794,875
	Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 3.0%
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.99%(f)	5,612,817	5,612,817
Total Money Market Funds (Cost $5,612,817)		5,612,817
	Par
Commercial Paper - 1.9%
Automobiles - 0.8%
Harley-Davidson Financial Services, Inc., 4.61%, 11/14/2025(d)(g)	$500,000	497,213
VW Credit, Inc., 4.59%, 10/28/2025(d)(g)	1,000,000	996,664
		1,493,877
Distributors - 0.6%
Genuine Parts Co., 4.44%, 10/09/2025(d)(g)	1,000,000	998,933
Specialized REITs - 0.5%
Crown Castle, Inc., 4.82%, 10/09/2025(d)(g)	1,000,000	998,847
Total Commercial Paper (Cost $3,491,740)		3,491,657
TOTAL SHORT-TERM INVESTMENTS (Cost $9,104,557)		9,104,474
TOTAL INVESTMENTS - 100.0% (Cost $141,844,067)		$185,152,358
Liabilities in Excess of Other Assets - (0.0)%(b)		(7,843)
TOTAL NET ASSETS - 100.0%		$185,144,515

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,001,443 or 0.5% of net assets as of September 30, 2025.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $53,781,031 or 29.0% of the Fund’s net assets.

(e)	Zero coupon bonds make no periodic interest payments.
(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(g)	The rate shown is the annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

OSTERWEIS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Automobile Components - 2.4%
Modine Manufacturing Co.(a)	51,745	$7,356,069
Banks - 3.3%
Axos Financial, Inc.(a)	117,330	9,931,985
Biotechnology - 3.8%
ADMA Biologics, Inc.(a)	255,395	3,744,090
Vericel Corp.(a)	254,610	8,012,577
		11,756,667
Building Products - 2.7%
Trex Co., Inc.(a)	161,400	8,339,538
Commercial Services & Supplies - 6.1%
Casella Waste Systems, Inc. - Class A(a)	101,815	9,660,207
CECO Environmental Corp.(a)	174,255	8,921,856
		18,582,063
Electrical Equipment - 0.5%
Amprius Technologies, Inc.(a)	154,925	1,629,811
Financial Services - 2.3%
Affirm Holdings, Inc.(a)	52,500	3,836,700
Chime Financial, Inc. - Class A(a)	158,020	3,187,263
		7,023,963
Food Products - 2.6%
Vital Farms, Inc.(a)	191,265	7,870,555
Health Care Equipment & Supplies - 11.2%
Artivion, Inc.(a)	198,982	8,424,898
AtriCure, Inc.(a)	266,200	9,383,550
Glaukos Corp.(a)	117,600	9,590,280
PROCEPT BioRobotics Corp.(a)	193,885	6,919,756
		34,318,484
Health Care Providers & Services - 5.0%
Ensign Group, Inc.	23,850	4,120,564
Guardant Health, Inc.(a)	177,710	11,103,321
		15,223,885
Health Care Technology - 2.2%
Waystar Holding Corp.(a)	180,690	6,851,765
Hotels, Restaurants & Leisure - 5.0%
Dutch Bros, Inc. - Class A(a)	58,645	3,069,479
Genius Sports Ltd.(a)	373,200	4,620,216
Life Time Group Holdings, Inc.(a)	274,060	7,564,056
		15,253,751
Life Sciences Tools & Services - 2.6%
Repligen Corp.(a)	60,280	8,057,628
Machinery - 3.1%
SPX Technologies, Inc.(a)	50,248	9,385,321
Oil, Gas & Consumable Fuels - 2.9%
Magnolia Oil & Gas Corp. - Class A	373,280	8,910,194

	Shares	Value
Real Estate Management & Development - 4.7%
FirstService Corp.	75,910	$14,460,096
Semiconductors & Semiconductor Equipment - 14.5%
Credo Technology Group Holding Ltd.(a)	31,005	4,514,638
Lattice Semiconductor Corp.(a)	109,290	8,013,143
MACOM Technology Solutions Holdings, Inc.(a)	12,620	1,571,064
Rambus, Inc.(a)	125,265	13,052,613
Silicon Motion Technology Corp. - ADR	31,380	2,975,138
SiTime Corp.(a)	47,300	14,251,963
		44,378,559
Software - 13.5%
Agilysys, Inc.(a)	63,785	6,713,371
Clearwater Analytics Holdings, Inc. - Class A(a)	370,435	6,675,239
Guidewire Software, Inc.(a)	53,462	12,288,775
Klaviyo, Inc. - Class A(a)	81,435	2,254,935
Rubrik, Inc. - Class A(a)	62,830	5,167,768
ServiceTitan, Inc. - Class A(a)	79,770	8,043,209
		41,143,297
Specialty Retail - 0.9%
Lithia Motors, Inc.	9,053	2,860,748
Textiles, Apparel & Luxury Goods - 1.6%
Birkenstock Holding PLC(a)	106,625	4,824,781
Tobacco - 2.2%
Turning Point Brands, Inc.	69,080	6,829,249
Trading Companies & Distributors - 2.4%
FTAI Aviation Ltd.	43,335	7,230,878
TOTAL COMMON STOCKS (Cost $266,968,377)		292,219,287
SHORT-TERM INVESTMENTS
Money Market Funds - 10.8%
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.99%(b)	33,078,658	33,078,658
TOTAL SHORT-TERM INVESTMENTS (Cost $33,078,658)		33,078,658
TOTAL INVESTMENTS - 106.3% (Cost $300,047,035)		$325,297,945
Liabilities in Excess of Other Assets - (6.3)%		(19,313,015)
TOTAL NET ASSETS - 100.0%		$305,984,930

The accompanying notes are an integral part of these financial statements.

8

OSTERWEIS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 72.2%
Aerospace & Defense - 0.9%
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	$52,550,000	$52,527,659
Automobile Components - 3.6%
Adient Global Holdings Ltd.
7.00%, 04/15/2028(a)	14,650,000	15,038,357
7.50%, 02/15/2033(a)	31,000,000	32,096,617
American Axle & Manufacturing, Inc.
6.50%, 04/01/2027	21,310,000	21,335,401
6.88%, 07/01/2028	53,595,000	53,824,601
7.75%, 10/15/2033(a)	29,000,000	29,233,380
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029	14,500,000	14,009,970
6.63%, 07/15/2030	36,682,000	37,226,654
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(a)	16,022,000	10,946,046
		213,711,026
Automobiles - 1.1%
Ford Motor Co., 9.63%, 04/22/2030	9,000,000	10,509,739
Ford Motor Credit Co. LLC, 6.95%, 03/06/2026	14,000,000	14,108,580
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(a)	33,400,000	32,221,524
Thor Industries, Inc., 4.00%, 10/15/2029(a)	10,000,000	9,487,632
		66,327,475
Banks - 0.3%
Bancorp, Inc., 7.38%, 09/01/2030	19,500,000	20,367,413
Beverages - 0.4%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029(a)	25,728,000	25,039,928
Building Products - 1.7%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(a)	37,338,000	37,250,853
Griffon Corp., 5.75%, 03/01/2028	60,288,000	60,333,795
		97,584,648
Capital Markets - 1.7%
Goldman Sachs Group, Inc., 4.25%, 10/21/2025	50,000,000	50,000,779
Morgan Stanley, 5.00%, 11/24/2025	49,500,000	49,538,220
		99,538,999
Chemicals - 1.2%
Consolidated Energy Finance SA
6.50%, 05/15/2026(a)	7,050,000	6,867,359
5.63%, 10/15/2028(a)	31,700,000	26,564,327
12.00%, 02/15/2031(a)	19,750,000	18,141,363

	Par	Value
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029(a)	$17,500,000	$17,338,632
		68,911,681
Commercial Services & Supplies - 2.1%
Deluxe Corp.
8.00%, 06/01/2029(a)	33,721,000	33,676,537
8.13%, 09/15/2029(a)	23,450,000	24,527,621
Pitney Bowes, Inc., 7.25%, 03/15/2029(a)	62,645,000	63,697,373
		121,901,531
Computers & Peripherals - 1.5%
CPI CG, Inc., 10.00%, 07/15/2029(a)	29,196,000	30,636,677
Western Digital Corp., 4.75%, 02/15/2026	13,029,000	13,036,438
Xerox Corp., 10.25%, 10/15/2030(a)	15,000,000	15,257,190
Xerox Holdings Corp.
5.50%, 08/15/2028(a)	22,339,000	13,180,385
8.88%, 11/30/2029(a)	28,000,000	15,267,037
		87,377,727
Construction & Engineering - 3.1%
APi Group DE, Inc., 4.13%, 07/15/2029(a)	26,650,000	25,777,754
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(a)	51,157,000	50,264,658
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	30,747,000	29,828,089
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)	46,500,000	46,102,997
Tutor Perini Corp., 11.88%, 04/30/2029(a)	24,500,000	27,408,738
		179,382,236
Consumer Finance - 3.9%
Ally Financial, Inc., 5.75%, 11/20/2025	31,981,000	31,998,873
Atlanticus Holdings Corp., 9.75%, 09/01/2030(a)	29,500,000	29,131,116
Enova International, Inc.
11.25%, 12/15/2028(a)	11,750,000	12,517,005
9.13%, 08/01/2029(a)	43,950,000	46,300,335
EZCORP, Inc., 7.38%, 04/01/2032(a)	23,500,000	25,097,718
FirstCash, Inc.
4.63%, 09/01/2028(a)	15,000,000	14,701,047
5.63%, 01/01/2030(a)	19,500,000	19,480,317
6.88%, 03/01/2032(a)	24,500,000	25,353,261
OneMain Finance Corp., 7.13%, 03/15/2026	23,917,000	24,148,140
		228,727,812

The accompanying notes are an integral part of these financial statements.

10

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Staples Distribution & Retail - 4.4%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(a)	$45,765,000	$41,448,573
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	62,250,000	65,573,652
Performance Food Group, Inc., 5.50%, 10/15/2027(a)	57,195,000	57,115,282
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	67,549,000	67,681,173
US Foods, Inc., 4.75%, 02/15/2029(a)	23,384,000	23,060,413
		254,879,093
Containers & Packaging - 0.2%
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026	13,984,000	13,922,484
Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029(a)	7,800,000	7,395,936
Energy Equipment & Services - 0.4%
Tidewater, Inc., 9.13%, 07/15/2030(a)	24,000,000	25,785,882
Entertainment - 0.5%
Banijay Entertainment SAS, 8.13%, 05/01/2029(a)	27,911,000	29,012,061
Financial Services - 3.0%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(a)	25,489,000	25,555,680
HAS Capital Income Opportunity Fund II LLC, 8.00%, 08/31/2031(a)(b)(e)	21,807,000	14,172,238
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026(a)	23,250,000	23,250,000
5.50%, 08/15/2028(a)	24,680,000	24,680,000
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	45,580,000	45,593,291
5.75%, 06/15/2027(a)	10,000,000	9,999,514
5.50%, 04/15/2029(a)	20,820,000	20,555,113
UWM Holdings LLC, 6.25%, 03/15/2031(a)	9,750,000	9,710,227
		173,516,063
Food Products - 0.5%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029(a)	27,438,000	26,341,169

	Par	Value
Ground Transportation - 0.4%
RXO, Inc., 7.50%, 11/15/2027(a)	$24,500,000	$24,931,603
Health Care Equipment & Supplies - 0.9%
Varex Imaging Corp., 7.88%, 10/15/2027(a)	50,334,000	51,406,920
Health Care Providers & Services - 1.9%
AMN Healthcare, Inc.
4.63%, 10/01/2027(a)	39,815,000	39,823,958
6.50%, 01/15/2031(a)	29,500,000	29,622,938
Owens & Minor, Inc., 4.50%, 03/31/2029(a)	52,310,000	42,082,830
		111,529,726
Hotels, Restaurants & Leisure - 2.9%
Carnival Corp., 6.00%, 05/01/2029(a)	19,750,000	20,042,735
NCL Corp. Ltd., 5.88%, 02/15/2027(a)	55,490,000	55,673,672
Royal Caribbean Cruises Ltd., 5.50%, 08/31/2026(a)	61,302,000	61,567,216
Viking Cruises Ltd., 5.88%, 09/15/2027(a)	29,900,000	29,931,216
		167,214,839
Household Durables - 4.1%
Adams Homes, Inc., 9.25%, 10/15/2028(a)	40,389,000	42,282,234
Empire Communities Corp., 9.75%, 05/01/2029(a)	48,250,000	50,651,403
Installed Building Products, Inc., 5.75%, 02/01/2028(a)	6,750,000	6,744,583
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(a)	3,500,000	3,589,431
Mattamy Group Corp., 5.25%, 12/15/2027(a)	56,529,000	56,212,946
New Home Co., Inc.
9.25%, 10/01/2029(a)	52,500,000	55,235,775
8.50%, 11/01/2030(a)	14,750,000	15,331,755
STL Holding Co. LLC, 8.75%, 02/15/2029(a)	7,750,000	8,148,466
		238,196,593
Industrial Conglomerates - 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	6,885,000	6,882,214
Industrial Power & Renewable Electricity Products - 1.4%
Vistra Operations Co. LLC
5.50%, 09/01/2026(a)	73,016,000	73,023,014
5.05%, 12/30/2026(a)	6,500,000	6,541,782
		79,564,796

The accompanying notes are an integral part of these financial statements.

11

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
IT Services - 1.4%
Unisys Corp., 10.63%, 01/15/2031(a)	$79,000,000	$84,237,779
Machinery - 2.1%
Enpro, Inc., 6.13%, 06/01/2033(a)	33,604,000	34,428,755
Manitowoc Co., Inc., 9.25%, 10/01/2031(a)	34,500,000	36,313,665
Wabash National Corp., 4.50%, 10/15/2028(a)	54,550,000	50,629,017
		121,371,437
Media - 0.4%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	22,666,000	22,658,831
Metals & Mining - 4.1%
Century Aluminum Co., 6.88%, 08/01/2032(a)	27,500,000	28,531,057
Champion Iron Canada, Inc., 7.88%, 07/15/2032(a)	51,750,000	54,141,161
Coeur Mining, Inc., 5.13%, 02/15/2029(a)	66,150,000	65,198,703
Hecla Mining Co., 7.25%, 02/15/2028	33,967,000	34,301,473
Perenti Finance Pty Ltd., 7.50%, 04/26/2029(a)	12,000,000	12,562,086
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	49,066,000	45,902,828
		240,637,308
Mortgage Real Estate Investment Trusts - REITS - 2.4%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(a)	26,000,000	27,451,970
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	65,841,000	65,178,161
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(a)	47,341,000	47,380,293
		140,010,424
Oil, Gas & Consumable Fuels - 3.3%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 04/15/2026(a)	9,880,000	9,960,334
9.75%, 07/15/2028(a)	64,232,000	63,901,526
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	51,550,000	51,955,699
8.88%, 04/15/2030	10,000,000	10,591,490
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/2033(a)	18,700,000	19,181,675

	Par	Value
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029(a)	$37,030,000	$37,999,445
		193,590,169
Passenger Airlines - 4.0%
Allegiant Travel Co., 7.25%, 08/15/2027(a)	62,975,000	63,788,511
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	52,404,250	52,457,702
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031(a)	54,650,000	55,513,995
United Airlines, Inc., 4.38%, 04/15/2026(a)	63,930,000	63,795,415
		235,555,623
Personal Care Products - 0.7%
Coty, Inc., 5.00%, 04/15/2026(a)	38,503,000	38,437,637
Pharmaceuticals - 0.3%
Harrow, Inc., 8.63%, 09/15/2030(a)	17,315,000	18,018,422
Professional Services - 1.8%
CACI International, Inc., 6.38%, 06/15/2033(a)	4,500,000	4,649,668
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	74,500,000	72,072,581
KBR, Inc., 4.75%, 09/30/2028(a)	29,780,000	29,478,180
		106,200,429
Software - 1.1%
Fair Isaac Corp., 5.25%, 05/15/2026(a)	32,378,000	32,412,904
NCR Voyix Corp., 5.00%, 10/01/2028(a)	3,825,000	3,781,417
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030(a)	30,000,000	28,073,350
		64,267,671
Specialized REITs - 0.3%
Iron Mountain, Inc., 5.25%, 03/15/2028(a)	20,000,000	19,980,880
Specialty Retail - 2.9%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(a)	27,080,000	27,898,272
Ken Garff Automotive LLC, 4.88%, 09/15/2028(a)	54,664,000	53,569,922
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)	34,500,000	33,494,346
Upbound Group, Inc., 6.38%, 02/15/2029(a)	57,600,000	56,923,689
		171,886,229

The accompanying notes are an integral part of these financial statements.

12

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Textiles, Apparel & Luxury Goods - 1.0%
William Carter Co., 5.63%, 03/15/2027(a)	$59,636,000	$59,685,945
Trading Companies & Distributors - 3.7%
GGAM Finance Ltd., 7.75%, 05/15/2026(a)	70,448,000	70,798,168
Herc Holdings, Inc.
5.50%, 07/15/2027(a)	57,418,000	57,318,397
7.00%, 06/15/2030(a)	19,000,000	19,748,738
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029(a)	7,000,000	7,288,950
WESCO Distribution, Inc., 7.25%, 06/15/2028(a)	62,308,000	63,171,153
		218,325,406
Transportation Infrastructure - 0.4%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028(a)	25,600,000	23,936,000
TOTAL CORPORATE BONDS (Cost $4,234,547,794)		4,230,777,704
CONVERTIBLE BONDS - 10.6%
Automobiles - 0.0%(c)
Ford Motor Co., 0.00%, 03/15/2026(d)	2,900,000	2,946,400
Broadline Retail - 0.1%
Etsy, Inc., 0.25%, 06/15/2028	7,750,000	6,864,562
Health Care Equipment & Supplies - 1.7%
Dexcom, Inc., 0.25%, 11/15/2025	54,000,000	53,635,500
Haemonetics Corp., 0.00%, 03/01/2026(d)	48,320,000	47,474,461
		101,109,961
Hotel & Resort REITs - 1.0%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	6,400,000	6,323,104
Summit Hotel Properties, Inc., 1.50%, 02/15/2026	53,537,000	52,707,177
		59,030,281
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc., 0.00%, 03/15/2026(d)	70,000,000	68,600,000
Vail Resorts, Inc., 0.00%, 01/01/2026(d)	31,704,000	31,339,404
		99,939,404

	Par	Value
Interactive Media & Services - 0.9%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026(a)	$42,250,000	$41,139,158
Ziff Davis, Inc., 1.75%, 11/01/2026	10,595,000	10,189,741
		51,328,899
Machinery - 0.2%
JBT Marel Corp., 0.25%, 05/15/2026	9,450,000	9,556,785
Media - 2.2%
Cable One, Inc., 0.00%, 03/15/2026(d)	69,305,000	67,676,656
Liberty Broadband Corp., 3.13%, 03/31/2053(a)	60,389,000	59,754,916
		127,431,572
Professional Services - 1.0%
Fiverr International Ltd., 0.00%, 11/01/2025(d)	58,500,000	58,511,700
Real Estate Management & Development - 0.5%
Redfin Corp., 0.00%, 10/15/2025(d)	27,385,000	27,412,385
Semiconductors & Semiconductor Equipment - 0.1%
Enphase Energy, Inc., 0.00%, 03/01/2026(d)	9,500,000	9,286,708
Software - 0.7%
Alarm.com Holdings, Inc., 0.00%, 01/15/2026(d)	28,635,000	28,320,015
Jamf Holding Corp., 0.13%, 09/01/2026	11,600,000	11,159,185
		39,479,200
Specialty Retail - 0.5%
Wayfair, Inc., 0.63%, 10/01/2025	28,079,000	28,059,344
TOTAL CONVERTIBLE BONDS (Cost $620,930,087)		620,957,201
	Shares
COMMON STOCKS - 0.8%
Consumer Staples Distribution & Retail - 0.0%(c)
Southeastern Grocers, Inc.(b)(e)	4,649,942	186,202
Tops Holding, Litigation Trust Proceeds(b)(e)	61,582,000	46,248
		232,450
Metals & Mining - 0.8%
Real Alloy Equity(b)(e)	666	45,425,153
TOTAL COMMON STOCKS (Cost $41,151,172)		45,657,603

The accompanying notes are an integral part of these financial statements.

13

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS
Commercial Paper - 10.5%
Automobiles - 1.9%
Harley-Davidson Financial Services, Inc., 4.61%, 11/14/2025(a)(f)	$11,000,000	$10,938,675
Hyundai Capital America, 4.51%, 10/17/2025(a)(f)	50,000,000	49,898,565
VW Credit, Inc., 4.59%, 10/28/2025(a)(f)	50,000,000	49,833,195
		110,670,435
Broadline Retail - 0.8%
Dollarama, Inc., 4.47%, 10/30/2025(a)(f)	50,000,000	49,807,500
Chemicals - 0.8%
FMC Corp., 5.17%, 10/09/2025(a)(f)	15,000,000	14,981,616
Sherwin-Williams Co., 4.28%, 10/21/2025(a)(f)	34,000,000	33,916,503
		48,898,119
Distributors - 0.9%
Genuine Parts Co., 4.44%, 10/09/2025(a)(f)	50,000,000	49,946,650
Diversified Telecommunication Services - 0.9%
Bell Telephone Co. of Canada or Bell Canada, 4.53%, 10/01/2025(a)(f)	50,000,000	49,994,175
Food Products - 0.4%
McCormick & Co., Inc./MD, 4.26%, 10/10/2025(a)(f)	25,000,000	24,970,692
Ground Transportation - 0.8%
Penske Truck Leasing Co. LP, 4.53%, 10/22/2025(f)	50,000,000	49,865,215
Industrial Power & Renewable Electricity Products - 0.9%
Brookfield Renewable Partners, 4.61%, 10/15/2025(f)	50,000,000	49,911,025
Machinery - 0.9%
Parker-Hannifin Corp.
4.34%, 11/24/2025(a)(f)	45,000,000	44,707,010
4.36%, 11/25/2025(a)(f)	6,000,000	5,960,246
		50,667,256
Metals & Mining - 0.9%
Glencore Funding LLC, 4.43%, 10/03/2025(a)(f)	50,000,000	49,982,065
Software - 0.4%
Oracle Corp., 4.36%, 11/13/2025(a)(f)	25,000,000	24,870,588

	Par	Value
Specialized REITs - 0.9%
Crown Castle, Inc., 4.82%, 10/09/2025(a)(f)	$50,000,000	$49,942,355
Total Commercial Paper (Cost $609,570,635)		609,526,075
	Shares
MONEY MARKET FUNDS - 5.6%
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.99%(g)	164,921,648	164,921,648
MSILF Treasury Securities Portfolio - Institutional Class, 3.97%(g)	164,921,648	164,921,648
Total Money Market Funds (Cost $329,843,296)		329,843,296
TOTAL SHORT-TERM INVESTMENTS (Cost $939,413,931)		939,369,371
TOTAL INVESTMENTS - 99.7% (Cost $5,836,042,984)		$5,836,761,879
Other Assets in Excess of Liabilities - 0.3%		20,001,464
TOTAL NET ASSETS - 100.0%		$5,856,763,343

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $4,323,329,649 or 73.8% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $59,829,841 or 1.0% of net assets as of September 30, 2025.

(c)	Represents less than 0.05% of net assets.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Non-income producing security.
(f)	The rate shown is the annualized yield as of September 30, 2025.
(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

14

OSTERWEIS FUNDS
Statements of Assets and Liabilities
September 30, 2025 (Unaudited)

	Osterweis Fund	Osterweis Growth and Income Fund	Osterweis Opportunity Fund	Osterweis Strategic Income Fund
ASSETS:
Investments, at value	$153,846,945	$185,152,358	$325,297,945	$5,836,761,879
Dividends receivable	83,190	70,513	115,667	1,065,258
Dividend tax reclaims receivable	45,959	100,053	2,087	—
Receivable for fund shares sold	5,515	5,330	163,900	3,210,206
Receivable for investments sold	—	—	630,987	23,206,997
Interest receivable	—	996,268	—	70,018,095
Prepaid expenses and other assets	20,429	22,758	17,387	94,634
Total assets	154,002,038	186,347,280	326,227,973	5,934,357,069
LIABILITIES:
Payable to adviser	95,062	113,798	230,928	3,380,248
Payable for capital shares redeemed	39,030	26,869	11,056,408	1,805,830
Payable for fund administration and accounting fees	9,575	15,682	23,601	293,990
Payable for audit fees	9,251	10,081	9,548	11,759
Payable for distribution and shareholder servicing fees	7,984	7,929	81,230	1,081,818
Payable to custodian	4,800	4,913	5,438	26,278
Payable for transfer agent fees and expenses	4,615	4,444	5,660	57,703
Payable for compliance fees	1,969	1,969	1,969	1,969
Payable for investments purchased	—	1,000,000	8,814,019	70,845,146
Payable for custodian fees	4,800	1,889	4,318	51,521
Payable for expenses and other liabilities	4,797	15,191	9,924	37,464
Total liabilities	173,653	1,202,765	20,243,043	77,593,726
NET ASSETS	$153,828,385	$185,144,515	$305,984,930	$5,856,763,343
NET ASSETS CONSISTS OF:
Paid-in capital	$87,341,219	$139,128,760	$277,597,227	$6,281,988,646
Total distributable earnings/(accumulated losses)	66,487,166	46,015,755	28,387,703	(425,225,303)
Total net assets	$153,828,385	$185,144,515	$305,984,930	$5,856,763,343
Net assets	$153,828,385	$185,144,515	$305,984,930	$5,856,763,343
Shares issued and outstanding(a)	7,557,176	10,642,802	18,225,342	519,521,000
Net asset value per share	$20.36	$17.40	$16.79	$11.27
COST:
Investments, at cost	$95,430,563	$141,844,067	$300,047,035	$5,836,042,984

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

15

OSTERWEIS FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)

	Osterweis Fund	Osterweis Growth and Income Fund	Osterweis Opportunity Fund	Osterweis Strategic Income Fund
INVESTMENT INCOME:
Dividend income	$884,800	$852,267	$849,480	$11,969,282
Less: Issuance fees	(5,935)	(5,103)	—	—
Less: Dividend withholding taxes	(13,372)	(11,317)	(6,660)	—
Interest income	—	2,068,887	—	169,588,883
Other income	683	701	849	4,204
Total investment income	866,176	2,905,435	843,669	181,562,369
EXPENSES:
Investment advisory fee	557,288	677,037	1,579,148	20,460,390
Transfer agent fees	29,934	31,030	192,253	2,821,143
Fund administration and accounting fees	27,315	44,734	61,565	870,290
Trustees’ fees	16,148	16,324	18,905	88,350
Federal and state registration fees	10,648	23,169	21,491	49,827
Audit fees	9,501	10,330	9,798	12,010
Compliance fees	5,719	5,719	5,719	5,719
Legal fees	4,890	5,397	5,403	5,430
Custodian fees	4,157	5,819	13,057	153,414
Reports to shareholders	1,764	2,728	9,074	69,383
Other expenses and fees	10,330	10,603	12,844	63,356
Total expenses	677,694	832,890	1,929,257	24,599,312
Expense reimbursement by Adviser	(4,478)	—	(192,194)	—
Net expenses	673,216	832,890	1,737,063	24,599,312
Net investment income/(loss)	192,960	2,072,545	(893,394)	156,963,057
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,446,538	377,324	(853,126)	(1,489,506)
Net realized gain (loss)	1,446,538	377,324	(853,126)	(1,489,506)
Net change in unrealized appreciation (depreciation) on:
Investments	16,076,253	14,403,258	40,881,673	71,597,799
Net change in unrealized appreciation (depreciation)	16,076,253	14,403,258	40,881,673	71,597,799
Net realized and unrealized gain (loss)	17,522,791	14,780,582	40,028,547	70,108,293
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 17,715,751	$16,853,127	$39,135,153	$227,071,350

The accompanying notes are an integral part of these financial statements.

16

OSTERWEIS FUNDS
Statements of Changes in Net Assets

	Osterweis Fund		Osterweis Growth and Income Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$192,960	$299,820	$2,072,545	$3,995,602
Net realized gain (loss)	1,446,538	23,515,762	377,324	11,638,509
Net change in unrealized appreciation (depreciation)	16,076,253	(23,945,394)	14,403,258	(11,661,888)
Net increase (decrease) in net assets from operations	17,715,751	(129,812)	16,853,127	3,972,223
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(19,947,730)	(1,980,593)	(16,646,298)
Total distributions to shareholders	—	(19,947,730)	(1,980,593)	(16,646,298)
CAPITAL TRANSACTIONS:
Shares sold	2,415,186	4,884,548	2,887,946	14,269,354
Shares issued in reinvestment of distributions	—	19,069,756	1,522,042	11,446,538
Shares redeemed	(9,036,320)	(18,615,783)	(12,222,627)	(9,570,130)
Net increase (decrease) in net assets from capital transactions	(6,621,134)	5,338,521	(7,812,639)	16,145,762
Net increase (decrease) in net assets	11,094,617	(14,739,021)	7,059,895	3,471,687
NET ASSETS:
Beginning of the period	142,733,768	157,472,789	178,084,620	174,612,933
End of the period	$ 153,828,385	$142,733,768	$185,144,515	$178,084,620
SHARES TRANSACTIONS
Shares sold	133,899	244,711	171,684	826,130
Shares issued in reinvestment of distributions	—	981,965	89,346	682,118
Shares redeemed	(478,419)	(925,251)	(736,379)	(558,960)
Total increase (decrease) in shares outstanding	(344,520)	301,425	(475,349)	949,288

The accompanying notes are an integral part of these financial statements.

17

OSTERWEIS FUNDS
Statements of Changes in Net Assets(Continued)

	Osterweis Opportunity Fund		Osterweis Strategic Income Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$(893,394)	$(1,943,463)	$156,963,057	$301,679,201
Net realized gain (loss)	(853,126)	41,351,650	(1,489,506)	(3,903,377)
Net change in unrealized appreciation (depreciation)	40,881,673	(74,269,587)	71,597,799	42,993,234
Net increase (decrease) in net assets from operations	39,135,153	(34,861,400)	227,071,350	340,769,058
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(3,454,256)	(156,280,193)	(311,726,639)
Total distributions to shareholders	—	(3,454,256)	(156,280,193)	(311,726,639)
CAPITAL TRANSACTIONS:
Shares sold	27,520,572	180,999,268	475,847,155	1,467,067,432
Shares issued in reinvestment of distributions	—	3,283,822	136,209,662	272,382,932
Shares redeemed	(113,857,008)	(57,106,763)	(862,450,744)	(1,088,421,786)
Net increase (decrease) in net assets from capital transactions	(86,336,436)	127,176,327	(250,393,927)	651,028,578
Net increase (decrease) in net assets	(47,201,283)	88,860,671	(179,602,770)	680,070,997
NET ASSETS:
Beginning of the period	353,186,213	264,325,542	6,036,366,113	5,356,295,116
End of the period	$305,984,930	$353,186,213	$5,856,763,343	$6,036,366,113
SHARES TRANSACTIONS
Shares sold	1,771,586	10,749,786	42,431,089	131,185,492
Shares issued in reinvestment of distributions	—	180,430	12,159,708	24,435,372
Shares redeemed	(7,552,569)	(3,504,628)	(77,419,483)	(97,414,585)
Total increase (decrease) in shares outstanding	(5,780,983)	7,425,588	(22,828,686)	58,206,279

The accompanying notes are an integral part of these financial statements.

18

Osterweis Fund
Financial Highlights

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$18.06	$20.72	$16.99	$20.36	$21.34	$14.68
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.04	0.07	0.06	(0.02)	0.03
Net realized and unrealized gain (loss) on investments(b)	2.28	0.09	4.42	(2.18)	1.33	7.75
Total from investment operations	2.30	0.13	4.49	(2.12)	1.31	7.78
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.04)	(0.12)	—	(0.19)	(0.10)
Net realized gains	—	(2.75)	(0.64)	(1.25)	(2.10)	(1.02)
Total distributions	—	(2.79)	(0.76)	(1.25)	(2.29)	(1.12)
Net asset value, end of period	$20.36	$18.06	$20.72	$16.99	$20.36	$21.34
Total return(c)	12.74%	(0.33)%	26.94%	(10.12)%	5.49%	53.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$153,828	$142,734	$157,473	$139,726	$176,962	$168,912
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.91%	0.89%	0.93%	0.92%	0.96%	1.19%
After expense reimbursement/ recoupment(d)	0.91%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(d)	0.26%	0.20%	0.37%	0.36%	(0.07)%	0.16%
Portfolio turnover rate(c)	26%	42%	22%	54%	38%	37%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

19

Osterweis Growth and Income Fund
Financial Highlights

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$16.02	$17.17	$15.22	$17.89	$17.98	$13.02
INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.38	0.44	0.33	0.27	0.23
Net realized and unrealized gain (loss) on investments(b)	1.38	0.05	2.18	(1.68)	1.10	5.35
Total from investment operations	1.57	0.43	2.62	(1.35)	1.37	5.58
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.40)	(0.44)	(0.31)	(0.54)	(0.11)
Net realized gains	—	(1.18)	(0.23)	(1.01)	(0.92)	(0.51)
Total distributions	(0.19)	(1.58)	(0.67)	(1.32)	(1.46)	(0.62)
Net asset value, end of period	$17.40	$16.02	$17.17	$15.22	$17.89	$17.98
Total return(c)	9.80%	2.22%	17.60%	(7.33)%	7.46%	(43.15)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$185,145	$178,085	$174,613	$151,892	$171,037	$157,277
Ratio of expenses to average net assets(d)	0.92%	0.90%	0.91%	0.93%	0.97%	1.19%
Ratio of net investment income (loss) to average net assets(d)	2.30%	2.21%	2.78%	2.07%	1.44%	1.44%
Portfolio turnover rate(c)	28%	44%	32%	33%	34%	51%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

20

Osterweis Opportunity Fund
Financial Highlights

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$14.71	$15.94	$12.62	$14.04	$19.99	$10.48
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.09)	(0.06)	(0.07)	(0.19)	(0.18)
Net realized and unrealized gain (loss) on investments(b)	2.12	(1.00)	3.38	(1.35)	(2.08)	11.81
Total from investment operations	2.08	(1.09)	3.32	(1.42)	(2.27)	11.63
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.14)	—	—	(3.68)	(2.12)
Total distributions	—	(0.14)	—	—	(3.68)	(2.12)
Net asset value, end of period	$16.79	$14.71	$15.94	$12.62	$14.04	$19.99
Total return(c)	14.14%	(6.98)%	26.31%	(10.18)%	(14.14)%	111.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$305,985	$353,186	$264,326	$198,035	$194,165	$231,715
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.22%	1.17%	1.18%	1.22%	1.17%	1.19%
After expense reimbursement/ recoupment(d)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets(d)	(0.57)%	(0.52)%	(0.45)%	(0.58)%	(0.98)%	(0.99)%
Portfolio turnover rate(c)	80%	137%	110%	124%	133%	111%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

21

Osterweis Strategic Income Fund
Financial Highlights

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.13	$11.06	$10.46	$11.15	$11.37	$9.97
INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.59	0.63	0.50	0.47	0.45
Net realized and unrealized gain (loss) on investments(b)	0.14	0.09	0.60	(0.68)	(0.22)	1.40
Total from investment operations	0.44	0.68	1.23	(0.18)	0.25	1.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.61)	(0.63)	(0.51)	(0.47)	(0.45)
Total distributions	(0.30)	(0.61)	(0.63)	(0.51)	(0.47)	(0.45)
Net asset value, end of period	$11.27	$11.13	$11.06	$10.46	$11.15	$11.37
Total return(c)	4.02%	6.25%	12.10%	(1.49)%	2.13%	18.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,856,763	$6,036,366	$5,356,295	$4,693,136	$5,390,062	$5,203,890
Ratio of expenses to average net assets(d)	0.85%	0.83%	0.86%	0.85%	0.84%	0.86%
Ratio of net investment income (loss) to average net assets(d)	5.40%	5.28%	5.91%	4.74%	4.10%	4.14%
Portfolio turnover rate(c)	17%	40%	24%	10%	49%	60%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

22

Osterweis Funds
Notes to Financial Statements
at September 30, 2025 (Unaudited)
Note 1 – Organization
The Osterweis Fund, Osterweis Growth & Income Fund, Osterweis Opportunity Fund, and Osterweis Strategic Income Fund (each a “Fund”, collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.” The Funds commenced operations on October 1, 1993, August 31, 2010, November 30, 2016, and August 30, 2002, respectively.
The investment objective of the Osterweis Fund is to attain long-term total returns, which it seeks by investing primarily in equity securities. The investment objective of the Osterweis Growth & Income Fund is to attain long- term total returns and capital preservation, which it seeks by investing in both equity and fixed income securities that the Adviser believes can deliver attractive long-term returns and enhanced capital preservation. The investment objective of the Osterweis Opportunity Fund is to attain long-term capital appreciation. The investment objective of the Osterweis Strategic Income Fund is to preserve capital and attain long- term total returns through a combination of current income and moderate capital appreciation, which it seeks by investing primarily in income bearing securities. Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC may be referred to individually or collectively as the “Adviser” or “Advisers” throughout this report.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Osterweis Capital Management (the “Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

23

Osterweis Funds
Notes to Financial Statements
at September 30, 2025 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:
Osterweis Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$142,846,331	$—	$—	$142,846,331
Real Estate Investment Trusts	6,820,058	—	—	6,820,058
Money Market Funds	4,180,556	—	—	4,180,556
Total Investments	$153,846,945	$—	$—	$153,846,945

Refer to the Schedule of Investments for further disaggregation of investment categories.
Osterweis Growth and Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$108,470,782	$—	$584,211	$109,054,993
Corporate Bonds	—	54,629,791	417,232	55,047,023
Real Estate Investment Trusts	6,150,993	—	—	6,150,993
Convertible Bonds	—	5,794,875	—	5,794,875
Money Market Funds	5,612,817	—	—	5,612,817
Commercial Paper	—	3,491,657	—	3,491,657
Total Investments	$120,234,592	$63,916,323	$1,001,443	$185,152,358

Refer to the Schedule of Investments for industry classifications and disclosure of Level 3 securities.

24

Osterweis Funds
Notes to Financial Statements
at September 30, 2025 (Unaudited)(Continued)
The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2025	$637,004	$387,077	$1,024,081
Acquisitions	—	—	—
Dispositions	(1,613)	—	(1,613)
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(51,180)	30,155	(21,025)
Transfer in and/or out of Level 3	—	—	—
Balance as of September 30, 2025	$584,211	$417,232	$1,001,443
Change in unrealized appreciation/depreciation for Level 3 investments held at September 30, 2025	$(51,180)	$30,155	$(21,025)

Type of Security	Fair Value at 9/30/2025	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Data	Last Trade Price	$68,250.00
		Estimated Proceeds	Future Proceeds from Equity Take-Out	0.040044
	$584,211	Estimated Proceeds	Future Proceeds from the Litigation Trust	0.0007514
Private Mortgage Backed Obligations	$417,232	Discounted Cash Flow	Adjustment to yield	300 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.
The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.
Osterweis Opportunity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$292,219,287	$—	$—	$292,219,287
Money Market Funds	33,078,658	—	—	33,078,658
Total Investments	$325,297,945	$—	$—	$325,297,945

Refer to the Schedule of Investments for further disaggregation of investment categories.

25

Osterweis Funds
Notes to Financial Statements
at September 30, 2025 (Unaudited)(Continued)
Osterweis Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$4,216,605,466	$14,172,238	$4,230,777,704
Convertible Bonds	—	620,957,201	—	620,957,201
Common Stocks	—	—	45,657,603	45,657,603
Commercial Paper	—	609,526,075	—	609,526,075
Money Market Funds	329,843,296	—	—	329,843,296
Total Investments	$329,843,296	$5,447,088,742	$59,829,841	$5,836,761,879

Refer to the Schedule of Investments for industry classifications and disclosure of Level 3 securities.
The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2025	$50,596,617	$13,147,942	$63,744,559
Acquisitions	—	—	—
Dispositions	(945,595)	—	(945,595)
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(3,993,419)	1,024,297	(2,969,123)
Transfer in and/or out of Level 3	—	—	—
Balance as of September 30, 2025	$45,657,603	$14,172,238	$59,829,841
Change in unrealized appreciation/depreciation for Level 3 investments held at September 30, 2025	$(3,993,419)	$1,024,297	$(2,969,123)

Type of Security	Fair Value at 9/30/2025	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Data	Last Trade Price	$68,250.00
		Estimated Proceeds	Future Proceeds from Equity Take-Out	0.040044
	$45,657,603	Estimated Proceeds	Future Proceeds from the Litigation Trust	0.0007514
Private Mortgage Backed Obligations	$14,172,238	Discounted Cash Flow	Adjustment to yield	300 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.
The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.
B.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of

26

Osterweis Funds
Notes to Financial Statements
at September 30, 2025 (Unaudited)(Continued)
investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from dividends receivable, interest receivable and other foreign currency denominated payables and receivables in Change in net unrealized appreciation/depreciation on foreign currency translation and Net realized gain (loss) on foreign currency translation. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in Change in net unrealized appreciation/depreciation on investments and Net realized gain (loss) on investments.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.
As of the most recent fiscal year end March 31, 2025, there were $525,540 of late-year losses for the Opportunity Fund. There were no post-October losses for the Funds.
As of the most recent fiscal year end March 31, 2025, the Funds had the following capital loss carryovers available for federal income tax purposes:

Capital Loss Carryovers
	Short-Term	Long-Term
Osterweis Fund	$—	$—
Osterweis Growth & Income Fund	—	—
Osterweis Opportunity Fund	—	—
Osterweis Strategic Income Fund	(3,636,380)	(424,982,704)

As of March 31, 2025, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, as of March 31, 2025, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs and MLPs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Osterweis Fund and Osterweis Opportunity Fund normally are declared and paid on an annual basis. Distributions to shareholders from net investment income for the Osterweis Growth &

27

Osterweis Funds
Notes to Financial Statements
at September 30, 2025 (Unaudited)(Continued)
Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions to shareholders from net investment income for the Osterweis Strategic Income Fund normally are declared and paid on a monthly basis, and distributions to shareholders from net realized gains on securities are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.
F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Advisor’s Management Committee, which serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

Note 3 – Commitments and Other Related Party Transctions
The Advisers provide the Funds with investment management services under separate Investment Advisory Agreements (the “Advisory Agreements”). Under the Advisory Agreements, the Advisers furnish all investment advice, office space, certain administrative services, and most of the personnel needed by each Fund. As compensation for their services, the Advisers are entitled to a monthly fee. For the Osterweis Fund, the Adviser is entitled to a monthly fee at an annual rate of 0.75%. For the Osterweis Growth & Income Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.75%. For the Osterweis Opportunity Fund, the Adviser is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets up to $500 million, 0.85% of the average daily net assets from $500 million to $1 billion, and 0.75% of the average daily net assets greater than $1 billion. For the Osterweis Strategic Income Fund, the Adviser is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets up to $250 million, 0.75% of the average daily net assets from $250 million to $2.5 billion, and 0.65% of the average daily net assets greater than $2.5 billion. The amount of investment advisory fees incurred by the Funds for the six months ended September 30, 2025 are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any waiver or reimbursement discussed below.

28

Osterweis Funds
Notes to Financial Statements
at September 30, 2025 (Unaudited)(Continued)
The Adviser has contractually agreed to limit the annual ratio of expenses (Expense Cap) at least until June 30, 2026 for the Osterweis Fund and the Osterweis Opportunity Fund by reducing all or a portion of their fees and reimbursing Fund expenses so that each Fund’s ratios of expenses to average net assets will not exceed 0.95% and 1.10%, respectively. Each Operating Expenses Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. Any fees waived and/or any Fund expenses absorbed by the Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board review and approval. Any amount due from the Adviser is paid monthly to the Funds, if applicable. The amount of fees waived and expenses absorbed by the Adviser during the six months ended September 30, 2025, are disclosed in the Statements of Operations.
The Adviser may recapture a portion of the above no later than the years as stated below:

	March 31, 2026	March 31, 2027	March 31, 2028	September 30, 2029	Total
Osterweis Opportunity Fund	$141,956	$168,962	$263,121	$192,194	$766,233

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended September 30, 2025, are disclosed in the Statements of Operations.
Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the six months ended September 30, 2025, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.
Note 4 – Purchases and Sales of Securities
For the six months ended September 30, 2025, the cost of purchases and proceeds from sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales
Osterweis Fund	$37,254,510	$37,014,002
Osterweis Growth & Income Fund	46,718,998	45,170,983
Osterweis Opportunity Fund	233,490,597	307,558,737
Osterweis Strategic Income Fund	744,126,476	1,090,914,663

The Funds did not purchase or sell long-term U.S. Government securities during the six months ended September 30, 2025.

29

Osterweis Funds
Notes to Financial Statements
at September 30, 2025 (Unaudited)(Continued)
Note 5 – Distributions to Shareholders
The tax character of distributions paid during the six months ended September 30, 2025 and the year ended March 31, 2025, was as follows:
Ordinary Income

	September 30, 2025	March 31, 2025
Osterweis Fund	$—	$432,263
Osterweis Growth & Income Fund	1,980,593	4,334,982
Osterweis Opportunity Fund	—	—
Osterweis Strategic Income Fund	156,280,193	311,726,639

Long-Term Capital Gains1

	September 30, 2025	March 31, 2025
Osterweis Fund	$—	$19,515,467
Osterweis Growth & Income Fund	—	12,311,316
Osterweis Opportunity Fund	—	3,454,256
Osterweis Strategic Income Fund	—	—

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).
The cost basis of investments for federal income tax purposes at most recent fiscal year end, March 31, 2025, was as follows:

	Osterweis Fund	Growth & Income Fund	Opportunity Fund	Strategic Income Fund
Cost of investments	$99,687,967	$148,032,496	$367,109,739	$6,032,899,012
Gross tax unrealized appreciation	45,006,318	32,453,378	26,278,953	51,774,054
Gross tax unrealized depreciation	(2,666,189)	(3,548,345)	(43,491,808)	(122,715,651)
Gross tax unrealized appreciation/ depreciation	42,340,129	28,905,033	(17,212,855)	(70,941,597)
Undistributed ordinary income	—	—	—	3,544,221
Undistributed long-term capital gain	6,431,286	2,238,188	6,990,945	—
Total distributable earnings	6,431,286	2,238,188	6,990,945	3,544,221
Other accumulated gain/(loss)	—	—	(525,540)	(428,619,084)
Total distributable (accumulated) earnings (losses)	$48,771,415	$31,143,221	$(10,747,450)	$(496,016,460)

The tax difference between book basis and tax basis unrealized appreciation is primarily attributable to wash sale deferrals.

30

Osterweis Funds
Notes to Financial Statements
at September 30, 2025 (Unaudited)(Continued)
Note 6 – Credit Facility
U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility details for the six months ended September 30, 2025, are as follows:

	Osterweis Fund	Osterweis Growth & Income Fund	Osterweis Opportunity Fund	Osterweis Strategic Income Fund
Maximum available credit	$20,000,000	$20,000,000	$15,000,000	$300,000,000
Largest amount outstanding on an individual day	—	—	—	—
Average balance when in use	—	—	—	—
Credit facility outstanding as of September 30, 2025	—	—	—	—
Average interest rate when in use	—	—	—	—

Interest expenses for the six months ended September 30, 2025, are disclosed in the Statements of Operations, as applicable.

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Osterweis Funds
Additional Information (Unaudited)
Information About Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 236-0050. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 236-0050. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at www.osterweis.com/mutual_funds/literature.
Information About the Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds Form N-PORT reports may also be obtained by (866) 236-0050.

32

Osterweis Funds
Additional Information (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
OSTERWEIS STRATEGIC INCOME FUND
OSTERWEIS GROWTH & INCOME FUND
OSTERWEIS OPPORTUNITY FUND
Approval of Investment Advisory Agreements
At a meeting held on August 13-14, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) between Professionally Managed Portfolios (the “Trust”) and Osterweis Capital Management, Inc. for the Osterweis Fund and Osterweis Capital Management, LLC for each of the Osterweis Strategic Income Fund, the Osterweis Growth & Income Fund, and the Osterweis Opportunity Fund (each a “Fund,” and together, the “Funds”). Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC are referred to individually as an “Adviser” and collectively as the “Advisers” or “Osterweis.” At this meeting and at a prior meeting held on June 18, 2025, the Board received and reviewed substantial information regarding the Funds, the Advisers and the services provided by the Advisers to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:
1. The nature, extent and quality of the services provided and to be provided by the Advisers under the Advisory Agreements. The Trustees considered the nature, extent and quality of the Advisers’ overall services provided to the Funds as well as their specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisers involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisers, including information regarding their compliance program, their chief compliance officer and the Advisers’ compliance record, as well as the Advisers’ cybersecurity program, business continuity plan and risk management process. The Board also considered the prior relationship between the Advisers and the Trust, as well as the Board’s knowledge of the Advisers’ operations, and noted that during the course of the prior year they had met with certain personnel of the Advisers to discuss fund performance and investment outlook, as well as, various marketing and compliance topics, including the Advisers’ risk management process. The Board concluded that the Advisers had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing their duties under the Advisory Agreements, and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Funds’ historical performance and the overall performance of the Advisers. In assessing the quality of the portfolio management delivered by the Advisers, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisers’ similarly managed accounts, all for periods ended March 31, 2025. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term

33

Osterweis Funds
Additional Information (Unaudited)(Continued)
performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
For the Osterweis Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three-, five- and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, five-, and ten-year periods. The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-, three-, five-, and ten-year periods. The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting there were no significant differences.
For the Osterweis Strategic Income Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-year period and outperformed for the three- , five-, and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one- and five- year periods, and outperformed for the three- and ten-year periods. The Board also considered the outperformance of the Fund against its broad-based securities market benchmark for the one-, three-, five-, and ten-year periods. The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting there were no significant differences.
For the Osterweis Growth & Income Fund, the Board noted that the Fund had underperformed its Morningstar peer group average for the one- and three-year periods, and outperformed for the five- and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three- and ten-year periods and outperformed for the five-year period. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-, three- and ten-year periods and outperformed for the five-year period. The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting there were no significant differences.
For the Osterweis Opportunity Fund, the Board noted that the Fund had underperformed its Morningstar peer group average for the one-year period, and outperformed for the three- and five-year periods. The Board also noted that the Fund underperformed for the one-year period and outperformed the average of its Cohort for the three- and five- year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year period and outperformed for the three-, five-, and ten-year periods. The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting there were no significant differences.
3. The costs of the services provided by the Advisers and the structure of the Advisers’ fees under the Advisory Agreements. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisers, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
For the Osterweis Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.95% excluding certain operating expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was higher than its peer group average. The Board noted that the Fund’s advisory fee was above the median and average of its Cohort and the Fund’s net expense ratio was above the median and average of its Cohort. The Board noted that the fees charged to other similarly managed account clients were higher than, equal to, or lower than those charged to the Osterweis Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

34

Osterweis Funds
Additional Information (Unaudited)(Continued)
For the Osterweis Strategic Income Fund, the Board noted that the Fund’s net expense ratio was lower than its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio were higher than the median and average of its Cohort. The Board considered that the advisory fee included breakpoints in order to share economies of scale with the Fund and that the breakpoints were currently in effect. The Board noted that the fees charged to other similarly managed account clients were equal to or lower than those charged to the Osterweis Strategic Income Fund depending on the level of assets and they considered the different services provided to those accounts. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
For the Osterweis Growth & Income Fund, the Board noted that the Fund’s net expense ratio was higher than the average of its peer group median. The Board also noted that the Fund’s advisory fee and net expense ratio were higher than the Cohort median and average. The Board noted that the fees charged to other similarly managed account clients were higher than, equal to, or lower than those charged to the Osterweis Growth & Income Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
For the Osterweis Opportunity Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.10% (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was lower than that of its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio were higher than the median and average of its Cohort. The Board considered that the advisory fee included breakpoints in order to share economies of scale with the Fund, although Fund assets had not yet grown to a point where the breakpoint has been reached. The Board noted that the fees charged to other similarly managed account clients were higher than, equal to or lower than those charged to the Osterweis Opportunity Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisers that should be shared with shareholders. The Board noted that the Advisory Agreements for the Osterweis Strategic Income Fund and Osterweis Opportunity Fund contain breakpoints in the advisory fee. The Board also noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that the Osterweis Fund and Osterweis Opportunity Fund do not exceed their respective Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
5. The profits to be realized by the Advisers and their affiliates from their relationship with the Funds. The Board reviewed the Advisers’ financial information and took into account both the direct benefits and the indirect benefits to the Advisers from advising the Funds. The Board considered the profitability to the Advisers from their relationship with the Funds and considered any additional material benefits derived by the Advisers from their relationship with the Funds, particularly benefits received in exchange for “soft dollars” paid to the Advisers. After such review, the Board determined that the profitability to the Advisers with respect to the Advisory Agreements was not excessive, and that the Advisers had maintained adequate financial resources to support the services they provide to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total mix of information available to the Trustees. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisers, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreements would be in the best interest of each Fund and its shareholders.

35

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	December 3, 2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	December 3, 2025

* Print the name and title of each signing officer under his or her signature.